SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	12 Months Ended
	Apr. 30, 2026 USD ($) Segment	Apr. 30, 2026 HKD ($) Segment	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Oct. 01, 2024 USD ($)	Oct. 01, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 HKD ($)
Accounting Policies [Abstract]
Exchange rate HK to US	7.80
Aggregate fair value of investments	$ 102,365
Cash insured amount					$ 102,969	$ 800,000	$ 64,356	$ 500,000
Contract with customer liability			13,743	104,410
Employee benefits, contribution percentage	5.00%	5.00%
Employee contribution	$ 3,861	$ 30,000
Costs incurred on employee benefits	$ 32,423		$ 4,856	$ 799
Income tax examination likelihood, description	The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.	The Company is not currently under examination by an income tax authority, nor has been notified that an examination is contemplated.
Number of operating segment | Segment	1	1
Number of reportable segment | Segment	1	1